SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other Receivables (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Other Receivable for ATM proceeds	$ 762